Revenue - Schedule of Contract Liabilities (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Contract With Customers, Liability [Roll Forward]
Beginning balance	$ 911	$ 915
Customer prepayment and billing in advance of performance	164	59
Revenue recognized in the period that was included in the contract liability balance at the beginning of the period	(58)	(39)
Revenue recognized in the period that was included in the contract liability balance during the period	(15)	(11)
Ending balance	$ 1,002	$ 924